                                   PARKSTONE

                                VARIABLE ANNUITY

                               1997 ANNUAL REPORT


[SBL LOGO]
Security Benefit Life Insurance Company
A Member of The Security Benefit
Group of Companies

A LETTER FROM THE PRESIDENT

At Security Benefit we strive for the optimum in financial integrity, operational excellence and core values. Our dedication to providing quality products and services is a never-ending quest. It's through these commitments that we maintain a strong financial position and consistent growth for the protection and security of our policyholders and customers.

Capitalizing on opportunities and challenges, 1997 was a year of milestones for Security Benefit.

*  Sales were up 5%

*  Profits were up 17%

*  Company assets rose 11%

*  Statutory equity rose 29%

Another milestone for 1997 was FORTUNE magazine citing Security Benefit as "One of the Best 100 Companies To Work for in America." FORTUNE has discovered what our associates already know--that Security Benefit is a quality, caring and well-managed place to work and grow. We understand that satisfied people are more productive people, and that translates to higher quality service to our customers.

When it comes to quality service, 1997 was a banner season for Security Benefit. DALBAR, an independent research firm that rates the service standards of financial services organizations, awarded us the first Quality Tested Service Seal. The award places Security Benefit at the pinnacle of superior customer service in the variable annuity industry.

As we move forward, our sights are set high to continue as a leader in the financial services industry. By anticipating evolving needs and developing appropriate solutions, we anticipate a prosperous and successful 1998.


HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
and Chief Executive Officer

BOARD OF DIRECTORS

Howard R. Fricke
Chairman of the Board and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

Thomas R. Clevenger
Wichita, Kansas

Sister Loretto Marie Colwell
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

John C. Dicus
Chairman of the Board
Capitol Federal Savings & Loan Association
Topeka, Kansas

Stephen J. Douglass
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

William W. Hanna
President & Chief Operating Officer
Koch Industries
Wichita, Kansas

John E. Hayes, Jr.
Chairman of the Board and CEO
Western Resources, Inc.
Topeka, Kansas

Laird G. Noller
President
Noller Enterprises
Topeka, Kansas

Frank Sabatini
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

Robert C. Wheeler
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas


NOTICE OF POLICYOWNERS' MEETING

We encourage you to attend the annual meeting of policyowners to be held on Tuesday, June 2, 1998 at Security Benefit Life, 700 SW Harrison St., Topeka, Kansas, at 2:00 p.m. Each policyowner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call 1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS


THE CONTRACT OWNERS OF PARKSTONE VARIABLE ANNUITY ACCOUNT AND
THE BOARD OF DIRECTORS OF SECURITY BENEFIT LIFE INSURANCE COMPANY


We have audited the accompanying balance sheet of Parkstone Variable Annuity Account (the Account) as of December 31, 1997, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Parkstone Variable Annuity Account at December 31, 1997, and the results of its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

February 6, 1998

PARKSTONE VARIABLE ANNUITY ACCOUNT
================================================================================
BALANCE SHEET                                                  DECEMBER 31, 1997
--------------------------------------------------------------------------------
ASSETS                 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

  Investments:

    Parkstone Advantage Fund:
      Prime Obligations Fund - 1,459,520 shares at net asset value of
        $1.00 per share (cost, $1,459)................................   $ 1,459
      Bond Fund - 880,618 shares at net asset value of $10.70 per
        share (cost, $9,039)..........................................     9,422
      Mid Capitalization Fund - 1,951,223  shares at net asset value
        of $14.23 per share (cost, $25,446)...........................    27,766
      International Discovery Fund - 1,007,884 shares at net asset
        value of $12.44 per share (cost, $11,666).....................    12,538
      Small Capitalization Fund - 1,332,821 shares at net asset value
        of $17.12 per share (cost, $22,035)...........................    22,818

    Keyport Variable Investment Trust:
      Colonial U.S. Stock Fund - 7,525 shares at net asset value of
        $16.29 per share (cost, $133).................................       123
      Colonial Strategic Income Fund - 22,370 shares at net asset
        value of $11.15 per share (cost, $267)........................       249
      Newport Tiger Fund - 6,853 shares at net asset value of $1.71
        per share (cost, $12).........................................        12

    SBL Fund:
      Money Market Series (Series C) - 3,560 shares at net asset value
        of $12.53 per share (cost, $45)...............................        45
      Global Aggressive Bond Series (Series K) - 1,677 shares at net
        asset value of $10.07 per share (cost, $18)...................        17
      Equity Income Series (Series O) - 16,260 shares at net asset
        value of $17.62 per share (cost, $283)........................       287
      Social Awareness Series (Series S) - 322 shares at net asset
        value of $22.25 per share (cost, $7)..........................         7
                                                                          ------
Total assets..........................................................   $74,743
                                                                          ======

                            See accompanying notes.

--------------------------------------------------------------------------------
NET ASSETS
  Net assets are represented by (Note 3):
                                                 NUMBER       UNIT
                                                OF UNITS      VALUE      AMOUNT
                                                --------------------------------
    NON-TRUST CONTRACTS

      Prime Obligations Subaccount:
        Accumulation units...................     113,674     $10.86     $ 1,235

      Bond Subaccount:
        Accumulation units...................     738,886      11.42       8,435

      Mid Capitalization Subaccount:
        Accumulation units...................   1,742,779      15.51      27,026

      International Discovery Subaccount:
        Accumulation units...................   1,035,408      11.76      12,177

      Small Capitalization Subaccount:
        Accumulation units...................   1,230,077      18.15      22,330

      Colonial U.S. Stock Subaccount:
        Accumulation units...................      12,046      10.18         123

      Colonial Strategic Income Subaccount:
        Accumulation units...................      24,738      10.08         249

      Newport Tiger Subaccount:
        Accumulation units...................       1,290       9.09          12

      Money Market Subaccount:
        Accumulation units...................       4,451      10.02          45

      Global Aggressive Bond Subaccount:
        Accumulation units...................       1,681      10.05          17

      Equity Income Subaccount:
        Accumulation units...................      26,894      10.06         271

      Social Awareness Subaccount:
        Accumulation units...................         723       9.89           7

    TRUST CONTRACTS

      Prime Obligations Subaccount:
        Accumulation units...................      20,698      10.85         224

      Bond Subaccount:
        Accumulation units...................      84,703      11.66         987

      Mid Capitalization Subaccount:
        Accumulation units...................      46,087      16.05         740

      International Discovery Subaccount:
        Accumulation units...................      29,672      12.17         361

      Small Capitalization Subaccount:
        Accumulation units...................      25,898      18.85         488

      Equity Income Subaccount:
        Accumulation units...................       1,574      10.07          16
                                                                          ------
Total net assets.............................                            $74,743
                                                                          ======

                            See accompanying notes.

PARKSTONE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS AND
CHANGES IN NET ASSETS                               YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------
                                                                  (IN THOUSANDS)

                                                             PRIME                        MID         INTERNATIONAL       SMALL
                                                          OBLIGATIONS      BOND      CAPITALIZATION     DISCOVERY     CAPITALIZATION
                                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                          --------------------------------------------------------------------------
NON-TRUST CONTRACTS

Dividend distributions.................................    $    37       $   288        $   ---         $   ---          $   ---
Expenses (Note 2):
  Mortality and expense risk fee.......................        (13)          (92)          (289)           (147)            (254)
  Administrative fee...................................         (4)          (23)           (83)            (24)             (36)
                                                          --------------------------------------------------------------------------
Net investment income (loss)...........................         20           173           (372)           (171)            (290)

Capital gains distributions............................        ---           ---          3,386             ---              111
Realized gain on investments...........................        ---           115          1,210             546            1,475
Unrealized appreciation (depreciation) on investments..        ---           151         (1,689)           (379)          (2,449)
                                                          --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments.        ---           266          2,907             167             (863)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations...........................................         20           439          2,535              (4)          (1,153)
Net assets at beginning of year........................      1,059         6,605         19,425           9,919           18,737
Variable annuity deposits (Notes 2 and 3)..............      2,630         2,509          7,720           4,670            7,524
Terminations and withdrawals (Notes 2 and 3)...........     (2,474)       (1,118)        (2,654)         (2,408)          (2,778)
                                                          --------------------------------------------------------------------------
Net assets at end of year..............................    $ 1,235       $ 8,435        $27,026         $12,177          $22,330
                                                          ==========================================================================

TRUST CONTRACTS

Dividend distributions.................................      $  10          $ 40        $   ---           $ ---           $  ---
Expenses (Note 2):
  Mortality and expense risk fee ......................         (1)           (7)           (11)             (6)             (10)
  Administrative fee...................................        ---            (1)            (1)             (1)             ---
                                                          --------------------------------------------------------------------------
Net investment income (loss)...........................          9            32            (12)             (7)             (10)

Capital gains distributions............................        ---           ---            249             ---                7
Realized gain (loss) on investments....................        ---             1            (71)             40             (243)
Unrealized appreciation (depreciation) on investments..        ---            34            (31)            (41)              92
                                                          --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments.        ---            35           (147)             (1)            (144)
                                                          --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations...........................................          9            67            135              (8)            (154)
Net assets at beginning of year........................        298           921          1,699             967            1,514
Variable annuity deposits (Notes 2 and 3)..............        347            96            126             104               71
Terminations and withdrawals (Notes 2 and 3)...........       (430)          (97)        (1,220)           (702)            (943)
                                                          --------------------------------------------------------------------------
Net assets at end of year..............................      $ 224          $987        $   740           $ 361           $  488
                                                          ==========================================================================

See accompanying notes.

PARKSTONE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS AND
CHANGES IN NET ASSETS                               YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------
                                                                  (IN THOUSANDS)

                                                          COLONIAL                                GLOBAL
                                             COLONIAL     STRATEGIC     NEWPORT       MONEY     AGGRESSIVE     EQUITY       SOCIAL
                                            U.S. STOCK     INCOME        TIGER       MARKET        BOND        INCOME     AWARENESS
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                            ----------------------------------------------------------------------------------------
NON-TRUST CONTRACTS

Dividend distributions.....................   $  1         $  17         $---         $---         $  1         $---         $---
Expenses (Note 2):
  Mortality and expense risk fee...........    ---           ---          ---          ---          ---          ---          ---
  Administrative fee.......................    ---           ---          ---          ---          ---          ---          ---
                                            ----------------------------------------------------------------------------------------
Net investment income (loss)...............      1            17          ---          ---            1          ---          ---

Capital gains distributions................     12             1          ---          ---          ---          ---          ---
Realized gain on investments...............    ---           ---          ---          ---          ---          ---          ---
Unrealized appreciation (depreciation)
  on investments...........................    (10)          (18)         ---          ---           (1)           4          ---
                                            ----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments..............................      2           (17)         ---          ---           (1)           4          ---
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations................      3           ---          ---          ---          ---            4          ---
Net assets at beginning of year............    ---           ---          ---          ---          ---          ---          ---
Variable annuity deposits (Notes 2 and 3)..    120           249           12           45           17          267            7
Terminations and withdrawals
  (Notes 2 and 3)..........................    ---           ---          ---          ---          ---          ---          ---
                                            ----------------------------------------------------------------------------------------
Net assets at end of year..................   $123          $249          $12          $45          $17         $271         $  7
                                            ========================================================================================

TRUST CONTRACTS

Dividend distributions.....................   $---          $---         $---         $---         $---         $---         $---
Expenses (Note 2):
  Mortality and expense risk fee...........                                                                      ---
  Administrative fee.......................                                                                      ---
                                            ----------------------------------------------------------------------------------------
Net investment income (loss)...............                                                                      ---

Capital gains distributions................                                                                      ---
Realized gain (loss) on investments........                                                                      ---
Unrealized appreciation (depreciation)
  on investments...........................                                                                      ---
                                            ----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments..............................                                                                      ---
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations................                                                                      ---
Net assets at beginning of year............                                                                      ---
Variable annuity deposits (Notes 2 and 3)..                                                                       16
Terminations and withdrawals
  (Notes 2 and 3)..........................                                                                      ---
                                            ----------------------------------------------------------------------------------------
Net assets at end of year..................   $---          $---         $---         $---         $---         $ 16         $---
                                            ========================================================================================

PARKSTONE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Parkstone Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the Parkstone Advantage Fund, Keyport Variable Investment Trust or SBL Fund, mutual funds not otherwise available to the public. As directed by the owners, amounts deposited are invested in shares of Prime Obligations Fund - emphasis on current income with liquidity and stability of principal, Bond Fund - emphasis on current income as well as preservation of capital, Mid Capitalization Fund - emphasis on capital appreciation, International Discovery Fund - emphasis on long-term capital growth through investment in foreign and domestic common stocks, Small Capitalization Fund - emphasis on capital appreciation through investment in small- to medium-sized companies, Colonial U.S. Stock Fund - emphasis on seeking growth over time through investment in common stock of U.S. companies, Colonial Strategic Income Fund - emphasis on high current income through investment in U.S. and foreign government securities and high yield, high risk corporate debt securities, Newport Tiger Fund - emphasis on long-term capital growth through investment in equity securities of companies located in East Asia, Series C (Money Market Series) - emphasis on capital preservation while generating interest income, Series K (Global Aggressive Bond Series) - emphasis on high current income with secondary emphasis on capital appreciation, Series O (Equity Income Series) - emphasis on substantial dividend income and capital appreciation and Series S (Social Awareness Series) - emphasis on capital appreciation.

Two types of investment contracts are offered--one for individuals (the Non-Trust Contracts) and one for trusts and customers of financial institutions' trust departments (the Trust Contracts).

Under the terms of the investment advisory contracts, portfolio investments of the Parkstone Advantage Fund are made by First of America Investment Corporation, a wholly-owned subsidiary of First of America Bank - Michigan, N.A., which is a wholly-owned subsidiary of First of America Bank Corporation. Portfolio investments of the Keyport Variable Investment Trust are made by Liberty Advisory Services Corp. with Colonial Management Associates, Inc. providing sub-advisory services to the Colonial U.S. Stock Fund and the Colonial Strategic Income Fund and Newport Fund Management, Inc. providing sub-advisory services to the Newport Tiger Fund. Portfolio investments of SBL fund are made by Security Management Company, LLC with Lexington Management Corporation providing sub-advisory services to Series K and T. Rowe Price Associates, Inc. providing sub-advisory services to Series O.

INVESTMENT VALUATION - Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold were as follows (In Thousands):

                                  NON-TRUST CONTRACTS        TRUST CONTRACTS
                                 ----------------------   ----------------------
                                  COST OF     PROCEEDS     COST OF     PROCEEDS
                                 PURCHASES   FROM SALES   PURCHASES   FROM SALES
                                 ---------   ----------   ---------   ----------
Prime Obligations Fund.........   $ 2,749      $2,573      $  422       $  496
Bond Fund......................     2,860       1,297         140          108
Mid Capitalization Fund........    11,776       3,696       2,445        3,302
International Discovery Fund...     4,883       2,793       1,366        1,970
Small Capitalization Fund......     8,253       3,687       1,815        2,689
Colonial U.S. Stock Fund.......       141           8         ---          ---
Colonial Strategic Income Fund.       301          34         ---          ---
Newport Tiger Fund.............        20           8         ---          ---
Money Market Series............        46           1         ---          ---
Global Aggressive Bond Series..        18         ---         ---          ---
Equity Income Series...........       284          17          16          ---
Social Awareness Series........         7         ---         ---          ---

ANNUITY RESERVES - As of December 31, 1997, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that would provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS - Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES - Under current law, no federal income taxes are payable with respect to the Account.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PARKSTONE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997


2.  VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts a maintenance fee of $30 per year for each individual contract. An administrative fee is deducted equal to an annual rate of 0.15% and 0.05% of each subaccount's average daily net assets which funds the Non-Trust and Trust Contracts, respectively. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% and 0.65% of the net asset value of each Non-Trust and Trust Contract, respectively, of which 0.6% is for assuming mortality risks and the remainder is for assuming expense risks.

A contingent deferred sales charge is assessed against certain withdrawals during the first seven years of the contract, declining from 5% in each of the first four years to 2% in the seventh year. Such surrender charges and other contract charges totaled $81,447.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                           NON-TRUST     TRUST
                                                           CONTRACTS   CONTRACTS
                                                           ---------   ---------
Prime Obligations Subaccount:
  Variable annuity deposits..............................     242          33
  Terminations, withdrawals and expense charges..........     227          41

Bond Subaccount:
  Variable annuity deposits..............................     217           9
  Terminations, withdrawals and expense charges..........      93           9

Mid Capitalization Subaccount:
  Variable annuity deposits..............................     535           8
  Terminations, withdrawals and expense charges..........     184          80

International Discovery Subaccount:
  Variable annuity deposits..............................     383           8
  Terminations, withdrawals and expense charges..........     197          58

Small Capitalization Subaccount:
  Variable annuity deposits..............................     429           3
  Terminations, withdrawals and expense charges..........     161          52

Colonial U.S. Stock Subaccount:
  Variable annuity deposits..............................      12         ---
  Terminations, withdrawals and expense charges..........     ---         ---

Colonial Strategic Income Subaccount:
  Variable annuity deposits..............................      25         ---
  Terminations, withdrawals and expense charges..........     ---         ---

Newport Tiger Subaccount:
  Variable annuity deposits..............................       1         ---
  Terminations, withdrawals and expense charges..........     ---         ---

Money Market Subaccount:
  Variable annuity deposits..............................       4         ---
  Terminations, withdrawals and expense charges..........     ---         ---

Global Aggressive Bond Subaccount:
  Variable annuity deposits..............................       2         ---
  Terminations, withdrawals and expense charges..........     ---         ---

Equity Income Subaccount:
  Variable annuity deposits..............................      27           2
  Terminations, withdrawals and expense charges..........     ---         ---

Social Awareness Subaccount:
  Variable annuity deposits..............................       1         ---
  Terminations, withdrawals and expense charges..........     ---         ---

[SBG LOGO]                                                          BULK RATE
The Security Benefit Group of Companies                           U.S. POSTAGE
700 SW Harrison St.,                                                  PAID
Topeka, Kansas 66636-0001                                       SECURITY BENEFIT